Share-Based Compensation (Performance Stock Unit Activity) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Shares	0.6	[1]
Granted, Shares	0.2	[1]
Vested, Shares		[1]
Forfeited, Shares		[1]
Outstanding, Shares	0.8	[1]
Performance Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Balance	$ 18.80
Weighted Average Grant Date Fair Value, Granted	$ 26.79
Weighted Average Grant Date Fair Value, Vested
Weighted Average Grant Date Fair Value, Forfeited	$ 25.64
Weighted Average Grant Date Fair Value, Outstanding	$ 20.25

[1]	Based on target number of shares of common stock subject to each grant of performance stock units.